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American Century Growth Funds | ADAPTIVE SMALL CAP FUND
Adaptive Small Cap Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	I CLASS	ADVISOR CLASS	R CLASS	R5 CLASS	R6 Class
Maximum Account Fee | American Century Growth Funds | ADAPTIVE SMALL CAP FUND	$ 25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - ADAPTIVE SMALL CAP FUND	INVESTOR CLASS	I CLASS	ADVISOR CLASS	R CLASS	R5 CLASS	R6 Class
Management Fees (as a percentage of Assets)	1.15%	0.95%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees	none	none	0.25%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.16%	0.96%	1.41%	1.66%	0.96%	0.81%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - ADAPTIVE SMALL CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	118	369	639	1,409
I CLASS	98	306	532	1,178
ADVISOR CLASS	144	447	772	1,690
R CLASS	169	524	903	1,964
R5 CLASS	98	306	532	1,178
R6 Class	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000® Index.
The fund uses an approach to common stock investing developed by the fund’s investment advisor. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.
The portfolio managers use these quantitative tools to rank stocks, primarily smaller companies, from most attractive to least attractive in a model that uses factors that the advisor believes are predictive of a stock’s performance. These factors can be classified into two categories, one related to general market conditions and the other related to stock specific criteria. Factors related to general market conditions help determine the importance of the stock specific criteria, which may include those related to valuation, quality, growth and sentiment. The managers also use portfolio optimization to provide a balance between risk and expected return.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect the fund’s performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Investment Process Risk - Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund.

•
Small- and Mid-Cap Risks - The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Growth Stocks - Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•	Value Stocks - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices are generally rising.

•
High Turnover - The fund’s portfolio turnover may be high when compared to a “buy and hold” fund strategy. This could result in relatively high commission costs, which could hurt the fund’s performance, and create tax liabilities for the fund’s shareholders.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

•	Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 16.39%      Lowest Performance Quarter (4Q 2018): -19.38%
As of September 30, 2019, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.15%.

Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Growth Funds - ADAPTIVE SMALL CAP FUND	Label	1 Year		5 Years		10 Years		Since Inception	Inception Date
Russell 2000 Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01%)		4.41%		11.97%
INVESTOR CLASS	Investor Class Return Before Taxes	(16.16%)		4.16%		10.68%			May 31, 2006
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	(18.85%)		2.93%		9.92%			May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.69%)		3.20%		8.84%			May 31, 2006
I CLASS	I Class Return Before Taxes	(15.98%)		4.36%		10.90%			May 31, 2006
ADVISOR CLASS	Advisor Class Return Before Taxes	(16.38%)		3.89%		10.38%			May 31, 2006
R CLASS	R Class Return Before Taxes	(16.55%)		3.63%		10.11%			May 31, 2006
R5 CLASS	R5 Class1 Return Before Taxes	(16.02%)	[1]	4.36%	[1]	10.90%	[1]		Apr. 10, 2017	[1]
R6 Class	R6 Class Return Before Taxes	(15.87%)						0.83%	Dec. 01, 2016
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND
Focused Dynamic Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	I CLASS	ADVISOR CLASS	R CLASS	R6 CLASS	G CLASS
Maximum Account Fee | American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND	$ 25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND	INVESTOR CLASS		I CLASS		ADVISOR CLASS		R CLASS		R6 CLASS		G CLASS
Management Fees (as a percentage of Assets)	1.02%		0.82%		1.02%		1.02%		0.67%		0.67%
Distribution and Service (12b-1) Fees	none		none		0.25%		0.50%		none		none
Other Expenses (as a percentage of Assets):	none		none		none		none		none		none
Expenses (as a percentage of Assets)	1.02%		0.82%		1.27%		1.52%		0.67%		0.67%
Fee Waiver or Reimbursement	(0.17%)	[1]	(0.17%)	[1]	(0.17%)	[1]	(0.17%)	[1]	(0.17%)	[1]	(0.67%)	[2]
Net Expenses (as a percentage of Assets)	0.85%		0.65%		1.10%		1.35%		0.50%		none
[1]	The advisor has agreed to waive 0.17 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2020, and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	87	308	547	1,232
I CLASS	67	245	439	998
ADVISOR CLASS	112	387	681	1,518
R CLASS	138	464	814	1,797
R6 CLASS	51	198	357	819
G CLASS	none	none	none	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of early and rapid stage growth companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the fund will invest in 30 to 45 securities.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate relative to factors including recent trends, market expectations, peers and historical data. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing or the expectation of increasing cash flows, or other indications of financial health. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Growth Stocks - Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized. These risks may even be greater for early and rapid stage growth companies.

•
Issuer Focus Risk - Under normal market conditions, the fund will invest in 30 to 45 securities. As result, the fund’s performance may be more volatile than the performance of funds holding more securities.

•
Style Risk - If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.

•
Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund's transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 18.48%      Lowest Performance Quarter (4Q 2018): -15.89%
As of September 30, 2019, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 18.42%.

Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.51%)	10.40%	15.28%		May 31, 2006
INVESTOR CLASS	Investor Class Return Before Taxes	6.51%	10.31%	12.52%		May 31, 2006
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	6.51%	10.11%	12.31%		May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.85%	8.14%	10.45%		May 31, 2006
I CLASS	I Class Return Before Taxes	6.71%	10.52%	12.75%		May 31, 2006
ADVISOR CLASS	Advisor Class Return Before Taxes	6.24%	10.02%	12.25%		May 31, 2006
R CLASS	R Class Return Before Taxes	5.97%	9.74%	11.97%		May 31, 2006
R6 CLASS	R6 Class Return Before Taxes	6.88%			19.67%	Dec. 01, 2016

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.